MFS Diversified Target Return Fund (Prospectus Summary): | MFS Diversified Target Return Fund
MFS® Diversified Target Return Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is May 30, 2012

MFS® Diversified Target Return Fund

The class ticker symbol chart on the front cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	DVRAX
Class B	DVRBX
Class C	DVRCX
Class I	DVRIX
Class R1	DVRFX
Class R2	DVRHX
Class R3	DVRJX
Class R4	DVRKX
Class R5 (Formerly Class W)	DVRLX

The sub-sections entitled “Fees and Expenses” and “Example” beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 10 of the fund’s prospectus and “Waivers of Sales Charges” on page I-14 of the fund’s statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Diversified Target Return Fund	A		B	C	I	R1	R2	R3	R4	R5
Shareholder Fees, Column Name	A		B	C	I	ALL R	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Diversified Target Return Fund		A	B	C	I	R1	R2	R3	R4	R5
Operating Expenses, Column Name		A	B	C	I	R1	R2	R3	R4	R5
Management Fee		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.79%
Total Annual Fund Operating Expenses		2.03%	2.78%	2.78%	1.78%	2.78%	2.28%	2.03%	1.78%	1.69%
Fee Reductions and/or Expense Reimbursements	[1]	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.62%)
Total Annual FundOperating Expenses After Fee Reductions and/or Expense Reimbursements		1.40%	2.15%	2.15%	1.15%	2.15%	1.65%	1.40%	1.15%	1.07%
[1]	MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.40% of the fund’s average daily net assets annually for each of Class A and Class R3 shares, 2.15% of the fund’s average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.65% of the fund’s average daily net assets annually for Class R2 shares, 1.15% of the fund’s average daily net assets annually for each of Class I and Class R4 shares, and 1.07% of the fund’s average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least February 28, 2014.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Diversified Target Return Fund (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	709	1,072	1,507	2,712
B	Class B Shares assuming redemption at end of period	618	1,055	1,569	2,846
C	Class C Shares assuming redemption at end of period	318	755	1,369	3,027
I	Class I Shares	117	450	859	2,001
R1	Class R1 Shares	218	755	1,369	3,027
R2	Class R2 Shares	168	604	1,117	2,528
R3	Class R3 Shares	143	527	989	2,268
R4	Class R4 Shares	117	450	859	2,001
R5	Class R5 Shares	109	424	813	1,905

Expense Example, No Redemption MFS Diversified Target Return Fund (USD $)	Expense Example, No Redemption, By Year, Column	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	218	755	1,369	2,846
C	Class C Shares assuming no redemption at end of period	218	755	1,369	3,027

The fourth paragraph as well as the Performance Table under the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

The total return for the three-month period ended March 31, 2012 was 4.36%. During the period(s) shown in the bar chart, the highest quarterly return was 14.02% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (15.58)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Diversified Target Return Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
B	B Shares Returns Before Taxes	(3.97%)	(1.57%)	Dec. 20, 2007
C	C Shares Returns Before Taxes	(0.92%)	(1.01%)	Dec. 20, 2007
I	I Shares Returns Before Taxes	1.03%	(0.02%)	Dec. 20, 2007
R1	R1 Shares Returns Before Taxes	(0.08%)	(1.03%)	Dec. 20, 2007
R2	R2 Shares Returns Before Taxes	0.49%	(0.53%)	Dec. 20, 2007
R3	R3 Shares Returns Before Taxes	0.68%	(0.29%)	Dec. 20, 2007
R4	R4 Shares Returns Before Taxes	0.92%	(0.02%)	Dec. 20, 2007
R5	R5 Shares Returns Before Taxes	1.06%	(0.07%)	Dec. 20, 2007
A	A Shares Returns Before Taxes	(5.08%)	(1.77%)	Dec. 20, 2007
A After Taxes on Distributions	A Shares Returns After Taxes On Distributions	(5.51%)	(2.93%)	Dec. 20, 2007
A After Taxes on Distributions and Sales	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(2.74%)	(1.83%)	Dec. 20, 2007
Index Comparison (Reflects no deduction for fees, expenses or taxes) Barclays Capital 1-3 Year U.S. Treasury Bond Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) Barclays Capital 1-3 Year U.S. Treasury Bond Index	1.55%	2.85%	Dec. 20, 2007